Subsequent events (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Description of acquisitions of emergency subsidiaries [Table Text Block]
Thus, Ambipar Participações now holds the following stakes in Emergency Subsidiaries:

Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	Percentage of Acquired Companies Held by Founding Partners as of the Closing Date
Ambipar Response Espírito Santo S.A.	30%
Ambipar Response Remediation S.A.	49%
Ambipar Response Emergency Medical Services R S.A.	30%
Ambipar Response Emergency Medical Services H S.A.	30%
Ambipar Response Emergency Medical Services S S.A.	30%
JM Serviços Integrados S.A.	30%
Ambipar Response Tank Cleaning S.A.	49%
Ambipar Response Industrial Services S.A.	49%
Ambipar Response Dracares Apoio Marítimo e Portuário S.A.	49%
Ambipar Response Marine S.A.	10%
Ambipar Response Maritime Services PDA S.A.	40%
Terra Drone Brasil Serviços de Engenharia Ltda	49%